Auditor's remuneration paid to Pricewaterhouse Coopers LLP (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Auditors Remuneration [Line Items]
Audit of the Financial Statements	$ 7	$ 7	$ 7
Audit of subsidiaries	3	3	3
Other assurance services	2	1	1
Total expense related to remuneration	12	11	11
SEC Regulations
Auditors Remuneration [Line Items]
Audit of the Financial Statements	11	10	10
Other audit-related	1	1	1
Total expense related to remuneration	$ 12	$ 11	$ 11